Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes
7.
Income Taxes

Corporate Income Tax

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Net deferred income tax assets	18,172	17,636
Net deferred income tax liabilities	165	204

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Net deferred income tax assets:
Unearned revenues	5,192	6,305
Accumulated provision for expected credit losses	3,667	2,814
Lease liability over ROU assets under IFRS 16	3,448	3,733
Fixed asset impairment/depreciation due to shortened life of property and equipment	2,875	115
Unamortized past service pension costs	2,629	3,229
Unrealized foreign exchange gains	1,157	1,509
Accumulated write-down of inventories to net realizable values	393	544
Pension and other employee benefits	2,224	1,304
Derivative financial instruments	215	248
NOLCO	199	165
Excess MCIT over RCIT	—	103
Taxes and duties capitalized	(147)	(129)
Customer list and trademark	(272)	(197)
Capitalized charges and others	(3,408)	(2,107)
Total deferred income tax assets – net	18,172	17,636
Net deferred income tax liabilities:
Investment property	240	240
Unrealized foreign exchange gains	21	10
Others	(96)	(46)
Total deferred income tax liabilities	165	204

As at December 31, 2023 and 2022, the deferred tax asset on lease liability amounted to Php11,909 million and
Php11,294 million, respectively while the deferred tax liability on right of use asset amounted to Php8,461 million and Php7,561 million, respectively.

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Net deferred income tax assets – balances at beginning of the year	17,636	13,385
Net deferred income tax liabilities – balances at beginning of the year	(204)	(169)
Net balances at beginning of the year	17,432	13,216
Movement charged directly to other comprehensive income (loss)	2,226	(148)
Benefit from (provision for) deferred income tax	(1,648)	4,175
Others	(3)	189
Net balances at end of the year	18,007	17,432
Net deferred income tax assets – balances at end of the year	18,172	17,636
Net deferred income tax liabilities – balances at end of the year	(165)	(204)

The impact of the change in tax rates in our deferred income tax assets and liabilities under the CREATE law is included in the deferred income tax assets charged directly to other comprehensive income and provision for deferred income tax.

The analysis of our consolidated net deferred income tax assets as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	15,423	15,336
Deferred income tax assets to be recovered within 12 months	2,749	2,300
Net deferred income tax assets	18,172	17,636

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	165	221
Deferred income tax liabilities to be settled within 12 months	—	(17)
Net deferred income tax liabilities	165	204

Provision for (benefit from) income tax for the years ended December 31, 2023, 2022 and 2021 consist of:

	2023	2022	2021
		(in million pesos)
Current	7,964	6,949	5,130
Deferred (Note 3)	1,648	(4,175)	2,348
	9,612	2,774	7,478

The impact of the application of MCIT amounting to Php103 million, Php5 million and Php2 million for the years ended December 31, 2023, 2022 and 2021, respectively, was considered in the provisions for current and deferred income taxes.

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
		(in million pesos)
Provision for income tax at the applicable statutory tax rate
Continuing operations	9,119	3,377	8,538
Discontinued operations (Note 2)	(10)	—	—
	9,109	3,377	8,538
Tax effects of:
Equity share in net loss (income) of associates and joint ventures	701	427	(284)
Nondeductible expenses	326	145	558
NOLCO/MCIT expiration	25	3	248
Loss (income) not subject to income tax	(97)	16	(50)
Special deductible items and income subject to lower tax rate	(163)	(141)	(204)
Income subject to final tax	(251)	(185)	(186)
Difference between Optional Standard Deduction (OSD) and itemized deductions	(376)	(765)	(610)
Tax adjustment due to CREATE	—	—	94
Net movement in unrecognized deferred income tax assets and other adjustments	338	(103)	(626)
	9,612	2,774	7,478

Actual provision for income tax:
Continuing operations	9,612	2,774	7,478
Discontinued operations (Note 2)	—	(77)	(19)
	9,612	2,697	7,459

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2023 and 2022 are as follows:

	2023	2022
	(in million pesos)
NOLCO	1,541	592
Accumulated provision for expected credit losses	1,294	1,042
Fixed asset impairment	192	1,271
Provisions	72	(114)
Customer list and trademark	49	—
Derivative financial instruments	44	—
Accumulated write-down of inventories to net realizable values	22	13
Unrealized foreign exchange losses	37	(25)
Unearned revenues	9	16
Excess MCIT over RCIT	2	15
Lease liability over ROU assets under IFRS 16	1	38
Pension and other employee benefits	(3)	101
	3,260	2,949
Unrecognized deferred income tax assets	817	748

DMPI and ePLDT availed of the OSD method in computing their taxable income. This assessment is based on projected taxable profits at a level where it is favorable to use OSD method. These companies are also expected to avail of the OSD method in the foreseeable future. Thus, certain deferred income tax assets of DMPI and ePLDT amounting to Php208 million and Php135 million as at December 31, 2023 and 2022, respectively, were not recognized.

Our consolidated deferred income tax assets have been recorded to the extent that such consolidated deferred income tax assets are expected to be utilized against sufficient future taxable profit. Deferred income tax assets shown in the preceding table were not recognized as we believe that future taxable profit will not be sufficient to realize these deductible temporary differences and carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO in the future.

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2023 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2021	December 31, 2024	1	—
December 31, 2021	December 31, 2026	—	76
December 31, 2022	December 31, 2025	—	973
December 30, 2023	December 31, 2026	1	1,263
		2	2,312
NOLCO incurred by foreign affiliates which can be carried over indefinitely		—	26
		2	2,338
Consolidated tax benefits		2	584
Consolidated unrecognized deferred income tax assets		(2)	(385)
Consolidated recognized deferred income tax assets		—	199

The excess MCIT totaling Php2 million as at December 31, 2023 can be deducted against future RCIT liability. The excess MCIT that was deducted against RCIT amounted to Php103 million, Php5 million and Php2 million for the years ended December 31, 2023, 2022 and 2021, respectively. The amount of expired MCIT amounted to Php14 million, Php3 million and nil for the years ended December 31, 2023, 2022 and 2021, respectively.

NOLCO totaling Php2,338 million as at December 31, 2023 can be claimed as deduction against future taxable income. The NOLCO claimed as deduction against taxable income amounted to Php129 million, Php42 million and Php556 million for the years ended December 31, 2023, 2022 and 2021, respectively. The amount of expired NOLCO amounted to
Php47 million, Php225 thousand and Php990 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Republic Act No. 11494 Bayanihan to Recover as One Act, or Bayanihan II

Republic Act No. 11494, otherwise known as the Bayanihan to Recover as One Act, or Bayanihan II, was signed by the President on September 11, 2020. It contains the government’s second wave of relief measures to address the health and economic crises stemming from the COVID-19 outbreak.

As part of mitigating the costs and losses stemming from the disruption of economic activities, Bayanihan II extends the carry-over of the NOLCO incurred in 2021 as deductions from gross income for the next five consecutive taxable years immediately following the year of the loss. Hence, NOLCO incurred in 2021 amounting to Php76 million, which ordinarily can be carried over until December 31, 2024, is extended until December 31, 2026.

Registration with Clark Special Economic Zone

ClarkTel is registered with Clark Special Economic Zone, or Economic Zones, under Republic Act No. 7227 otherwise known as the Bases Conversion and Development Act of 1992. As registrant, ClarkTel is entitled to all the rights, privileges and benefits established thereunder including tax and duty-free importation of capital equipment and a special income tax rate of 5% of gross income, as defined in Republic Act No. 7227.

Our consolidated income derived from non-registered activities within the Economic Zones is subject to the RCIT rate at the end of the reporting period.